INCOME TAXES - Components of Pre-tax Income (Loss) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Pre-tax income (loss) U.S.	$ (32,083)	$ (38,864)
Pre-tax income (loss) Canada	15,898	21,311
Total loss before income taxes	$ (16,185)	$ (17,553)	$ (8,609)	$ (20,952)	$ (107,500)
United States
Income Taxes [Line Items]
Pre-tax income (loss) U.S.			(32,757)	(35,529)	(27,468)
Canada
Income Taxes [Line Items]
Pre-tax income (loss) Canada			$ 24,148	$ 14,577	$ (80,032)